State Street SPDR Portfolio Short Term Corporate Bond Index ETF Expense Example - State Street SPDR Portfolio Short Term Corporate Bond Index ETF - State Street SPDR Portfolio Short Term Corporate Bond Index ETF
Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51